Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 1	$ 1	$ 1
Preferred stock, shaes authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	1	1	1
Preferred stock, shares outstanding	1	1	1
Common stock, par value	$ 1	$ 1	$ 1
Common stock, shares authorized	40,000,000	40,000,000	40,000,000
Common stock, shares issued	9,674,497	8,118,737	6,148,212
Common stock, shares outstanding	9,674,497	8,118,737	6,148,212